TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2023	2022

Net operating loss carry forward	$5,698	$4,530

Research and development expenses	1,179	812
Other	48	34

Less: Valuation allowance	(6,925)	(5,376)

Net deferred tax asset	$-	$-

Schedule of unrecognized tax benefits
	December 31,
	2023	2022	2021
Opening balance	$243	$234	$220
Tax positions taken in the current year		-	-
Interest and Exchange rate differences	8	9	14

Closing balance	$251	$243	$234